AMCAP Fund®
Investment portfolio
November 30, 2021
unaudited
Common stocks 96.75% Information technology 27.82%	Shares	Value (000)
Microsoft Corp.	14,931,325	$4,936,147
Broadcom, Inc.	4,090,771	2,264,978
ASML Holding NV1	2,230,818	1,748,064
Micron Technology, Inc.	14,059,753	1,181,019
Mastercard, Inc., Class A	3,480,717	1,096,147
Advanced Micro Devices, Inc.[2]	5,565,159	881,354
ServiceNow, Inc.[2]	1,246,395	807,290
Autodesk, Inc.[2]	3,075,511	781,764
Ceridian HCM Holding, Inc.[2]	6,715,916	734,721
Applied Materials, Inc.	4,962,161	730,381
Adobe, Inc.[2]	991,999	664,491
Affirm Holdings, Inc., Class A2	5,052,572	640,060
EPAM Systems, Inc.[2]	972,369	591,735
Shopify, Inc., Class A, subordinate voting shares[2]	362,879	552,226
Atlassian Corp. PLC, Class A2	1,280,538	481,892
Snowflake, Inc., Class A2	1,240,151	421,837
Accenture PLC, Class A	1,145,522	409,410
Nice, Ltd. (ADR)[3]	1,344,933	392,694
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	16,978,000	361,206
PayPal Holdings, Inc.[2]	1,880,064	347,605
Vontier Corp.[4]	10,915,404	343,944
Zscaler, Inc.[2]	906,976	314,694
Arista Networks, Inc.[2]	2,414,308	299,519
Bill.com Holdings, Inc.[2]	977,167	274,437
Square, Inc., Class A2	1,312,458	273,424
Paycom Software, Inc.[2]	614,667	268,905
Visa, Inc., Class A	1,299,911	251,884
NetApp, Inc.	2,781,551	247,224
Intuit, Inc.	377,332	246,134
Datadog, Inc., Class A2	1,292,223	230,390
Kingdee International Software Group Co., Ltd.[1,2]	69,919,000	212,052
Apple, Inc.	1,231,591	203,582
Amphenol Corp., Class A	2,198,124	177,125
Toast, Inc., Class A2,3	4,272,003	170,837
Qorvo, Inc.[2]	1,136,249	166,154
DocuSign, Inc.[2]	671,670	165,473
NXP Semiconductors NV	715,000	159,702
Paylocity Holding Corp.[2]	586,357	147,961
Okta, Inc., Class A2	685,690	147,581
MongoDB, Inc., Class A2,3	288,087	143,496
Zoom Video Communications, Inc., Class A2	599,685	126,779
Lam Research Corp.	154,127	104,783
Trimble, Inc.[2]	1,041,060	89,396
SS&C Technologies Holdings, Inc.	1,039,500	79,345
Procore Technologies, Inc.[2,3]	723,518	61,325
RingCentral, Inc., Class A2	283,724	61,279
AMCAP Fund — Page 1 of 10

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Palo Alto Networks, Inc.[2]	109,597	$59,943
Enphase Energy, Inc.[2]	218,944	54,736
Qualtrics International, Inc., Class A2	1,360,186	44,016
Intel Corp.	889,318	43,754
StoneCo, Ltd., Class A2	2,719,785	42,429
CrowdStrike Holdings, Inc., Class A2	178,405	38,739
NVIDIA Corp.	103,583	33,847
Bentley Systems, Inc., Class B3	496,900	23,846
KLA Corp.	56,317	22,985
CCC Intelligent Solutions Holdings, Inc.[2,3]	1,727,600	22,200
Avalara, Inc.[2]	149,451	20,875
VeriSign, Inc.[2]	83,473	20,026
GoDaddy, Inc., Class A2	254,301	17,844
Stripe, Inc., Class B1,2,5,6	201,217	9,202
Twilio, Inc.[2]	24,400	6,982
Gitlab, Inc., Class A2,3	45,200	4,364
		25,458,234
Health care 18.18%
Abbott Laboratories	19,058,793	2,397,024
UnitedHealth Group, Inc.	5,298,611	2,353,749
Thermo Fisher Scientific, Inc.	3,042,305	1,925,262
PerkinElmer, Inc.	5,073,372	924,165
Insulet Corp.[2]	3,077,260	887,605
BioMarin Pharmaceutical, Inc.[2]	8,414,493	726,087
Zoetis, Inc., Class A	2,988,254	663,512
Stryker Corp.	2,539,763	600,984
DexCom, Inc.[2]	992,511	558,377
Humana, Inc.	1,262,995	530,092
Centene Corp.[2]	6,982,286	498,605
Penumbra, Inc.[2,4]	1,952,023	479,514
Edwards Lifesciences Corp.[2]	3,961,911	425,153
Danaher Corp.	1,106,013	355,738
Integra LifeSciences Holdings Corp.[2,4]	5,526,256	353,404
IQVIA Holdings, Inc.[2]	1,261,040	326,773
Gilead Sciences, Inc.	4,605,444	317,453
Seagen, Inc.[2]	1,940,585	310,494
Amgen, Inc.	1,436,381	285,667
West Pharmaceutical Services, Inc.	598,865	265,094
Zimmer Biomet Holdings, Inc.	1,993,513	238,424
Oak Street Health, Inc.[2,3]	6,142,471	190,109
Anthem, Inc.	374,084	151,964
AstraZeneca PLC[1]	1,214,789	133,279
Agilon Health, Inc.[2]	5,777,390	127,103
Mettler-Toledo International, Inc.[2]	78,556	118,944
ICON PLC[2]	394,834	106,791
Eli Lilly and Company	383,932	95,231
Vertex Pharmaceuticals, Inc.[2]	457,065	85,444
NovoCure, Ltd.[2]	597,653	55,964
Guardant Health, Inc.[2,3]	363,141	38,173
BeiGene, Ltd. (ADR)[2]	105,702	36,735
Genmab A/S1,2	75,720	29,416
Haemonetics Corp.[2]	433,403	22,212
Nevro Corp.[2]	89,670	7,808
AMCAP Fund — Page 2 of 10

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Amedisys, Inc.[2]	55,500	$7,751
Privia Health Group, Inc.[2]	200,099	4,622
		16,634,722
Consumer discretionary 15.80%
Amazon.com, Inc.[2]	881,534	3,091,602
Hilton Worldwide Holdings, Inc.[2]	8,713,273	1,176,902
NIKE, Inc., Class B	5,546,952	938,766
NVR, Inc.[2]	127,772	667,652
Burlington Stores, Inc.[2]	2,246,165	658,418
Caesars Entertainment, Inc.[2]	7,277,202	655,458
Williams-Sonoma, Inc.	3,314,918	645,879
MercadoLibre, Inc.[2]	479,390	569,712
TopBuild Corp.[2,4]	2,004,169	540,705
Rivian Automotive, Inc., Class A2	3,063,200	366,849
Rivian Automotive, Inc., Class A1,2,7	608,401	66,304
Airbnb, Inc., Class A2	2,468,530	425,920
LVMH Moët Hennessy-Louis Vuitton SE1	516,160	400,671
Aptiv PLC[2]	2,480,972	397,824
Tesla, Inc.[2]	305,245	349,432
CarMax, Inc.[2]	2,467,013	348,466
DoorDash, Inc., Class A2	1,667,657	298,127
Darden Restaurants, Inc.	2,093,694	288,825
EssilorLuxottica[1]	1,416,963	283,910
Thor Industries, Inc.	2,334,303	246,759
Helen of Troy, Ltd.[2]	988,486	237,731
Starbucks Corp.	1,817,760	199,299
Dollar Tree Stores, Inc.[2]	1,447,047	193,658
Galaxy Entertainment Group, Ltd.[1,2]	34,253,000	186,491
Five Below, Inc.[2]	896,695	182,424
Kering SA1	235,000	181,218
Wyndham Hotels & Resorts, Inc.	2,189,583	174,028
Marriott International, Inc., Class A2	994,652	146,771
Chipotle Mexican Grill, Inc.[2]	84,992	139,677
Royal Caribbean Cruises, Ltd.[2]	1,817,410	126,892
Dollar General Corp.	360,213	79,715
Flutter Entertainment PLC[1,2]	533,036	72,155
Evolution AB1	545,843	57,207
Industria de Diseño Textil, SA1	723,710	22,801
Chegg, Inc.[2]	682,478	19,007
Peloton Interactive, Inc., Class A2	400,338	17,615
Warby Parker, Inc., Class A2,3	93,058	4,723
		14,459,593
Communication services 14.64%
Netflix, Inc.[2]	6,721,963	4,314,828
Alphabet, Inc., Class A2	784,026	2,225,027
Alphabet, Inc., Class C2	700,027	1,994,405
Meta Platforms, Inc., Class A2	7,377,192	2,393,604
Charter Communications, Inc., Class A2	1,059,673	684,845
Comcast Corp., Class A	11,905,572	595,040
Tencent Holdings, Ltd.[1]	6,215,443	366,168
Electronic Arts, Inc.	1,348,646	167,529
Activision Blizzard, Inc.	2,542,838	149,010
ZoomInfo Technologies, Inc., Class A2	2,166,838	133,694
AMCAP Fund — Page 3 of 10

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Cable One, Inc.	63,420	$112,384
New York Times Co., Class A	1,989,305	94,492
Playtika Holding Corp.[2]	4,238,656	72,905
Pinterest, Inc., Class A2	913,333	36,588
Snap, Inc., Class A, nonvoting shares[2]	634,371	30,202
Bumble, Inc., Class A2	590,937	20,246
Universal Music Group NV1	315,402	9,024
		13,399,991
Industrials 8.77%
Old Dominion Freight Line, Inc.	3,147,814	1,118,009
CSX Corp.	27,581,493	955,975
TransDigm Group, Inc.[2]	1,454,718	840,900
Copart, Inc.[2]	3,137,731	455,473
Equifax, Inc.	1,582,919	441,080
Woodward, Inc.[4]	4,023,507	425,687
Stanley Black & Decker, Inc.	2,368,284	413,881
Carrier Global Corp.	6,478,732	350,629
Waste Management, Inc.	1,740,641	279,669
Caterpillar, Inc.	1,400,000	270,690
Air Lease Corp., Class A4	6,325,702	256,760
ITT, Inc.	2,661,698	251,743
NIBE Industrier AB, Class B1	17,232,103	246,108
Raytheon Technologies Corp.	2,719,111	220,030
United Rentals, Inc.[2]	603,637	204,476
Northrop Grumman Corp.	513,452	179,092
Saia, Inc.[2]	524,482	173,698
Fortive Corp.	2,008,926	148,399
Airbus SE, non-registered shares[1,2]	1,210,150	134,808
Armstrong World Industries, Inc.	1,208,333	128,047
Safran SA1	1,036,398	115,331
AMETEK, Inc.	656,347	89,591
L3Harris Technologies, Inc.	377,564	78,941
Otis Worldwide Corp.	761,486	61,224
Waste Connections, Inc.	330,362	43,958
Cummins, Inc.	198,000	41,531
MDA, Ltd.[2]	4,955,918	39,921
Union Pacific Corp.	160,356	37,786
Sun Country Airlines Holdings, Inc.[2]	705,059	19,340
		8,022,777
Financials 5.64%
S&P Global, Inc.	2,781,760	1,267,732
First Republic Bank	3,032,610	635,817
Kotak Mahindra Bank, Ltd.[1]	19,426,500	508,832
Aon PLC, Class A	1,505,592	445,309
JPMorgan Chase & Co.	2,305,788	366,228
SVB Financial Group[2]	467,214	323,466
Stifel Financial Corp.	4,289,063	304,566
MSCI, Inc.	425,811	268,027
Arch Capital Group, Ltd.[2]	5,580,000	225,320
Cullen/Frost Bankers, Inc.	1,551,160	195,276
Tradeweb Markets, Inc., Class A	1,416,167	135,952
AIA Group, Ltd.[1]	10,081,000	106,072
HDFC Bank, Ltd.[1]	5,330,003	105,690
AMCAP Fund — Page 4 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Blackstone, Inc., nonvoting shares	647,419	$91,577
SouthState Corp.	1,038,700	81,164
Bank of America Corp.	1,014,432	45,112
Marsh & McLennan Companies, Inc.	222,961	36,570
Goosehead Insurance, Inc., Class A	106,587	13,997
Bright Health Group, Inc.[2,3]	2,359,546	7,857
		5,164,564
Energy 2.24%
EOG Resources, Inc.	16,922,401	1,472,249
Diamondback Energy, Inc.	3,036,112	324,044
Pioneer Natural Resources Company	885,077	157,827
ConocoPhillips	1,336,679	93,741
		2,047,861
Consumer staples 1.60%
Costco Wholesale Corp.	545,416	294,187
Monster Beverage Corp.[2]	2,865,999	240,113
Philip Morris International, Inc.	2,422,178	208,162
Herbalife Nutrition, Ltd.[2]	4,730,764	176,741
Freshpet, Inc.[2]	1,471,155	158,914
Chocoladefabriken Lindt & Sprüngli AG1	1,120	138,256
Estée Lauder Companies, Inc., Class A	217,116	72,098
Reckitt Benckiser Group PLC[1]	827,751	67,109
Grocery Outlet Holding Corp.[2]	2,042,607	59,154
Church & Dwight Co., Inc.	364,057	32,539
Constellation Brands, Inc., Class A	75,475	17,007
		1,464,280
Real estate 1.02%
Equinix, Inc. REIT	532,320	432,350
SBA Communications Corp. REIT	1,016,984	349,639
Alexandria Real Estate Equities, Inc. REIT	396,125	79,253
American Tower Corp. REIT	259,274	68,054
		929,296
Materials 0.76%
Linde PLC	1,178,099	374,801
Sherwin-Williams Company	473,535	156,854
Celanese Corp.	601,822	91,092
Newmont Corp.	649,987	35,697
Ball Corp.	280,100	26,175
Air Products and Chemicals, Inc.	46,609	13,397
		698,016
Utilities 0.28%
NextEra Energy, Inc.	2,633,916	228,571
Ørsted AS1	198,270	25,373
		253,944
Total common stocks (cost: $43,990,608,000)		88,533,278
AMCAP Fund — Page 5 of 10

unaudited
Preferred securities 0.01% Information technology 0.01%	Shares	Value (000)
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,5,6]	86,605	$3,960
Total preferred securities (cost: $3,475,000)		3,960
Convertible stocks 0.09% Financials 0.09%
Greeneden Topco S.C.A., Class P, convertible preferred shares[1,5,6]	52,280,000	42,151
Greeneden Topco S.C.A., Class P2, convertible preferred shares[1,5,6]	13,070,000	10,538
Greeneden Topco S.C.A., Class P3, convertible preferred shares[1,5,6]	13,070,000	10,538
Greeneden Topco S.C.A., Class P4, convertible preferred shares[1,5,6]	13,070,000	10,538
Greeneden Topco S.C.A., Class P1, convertible preferred shares[1,5,6]	13,070,000	10,537
Total convertible stocks (cost: $84,302,000)		84,302
Short-term securities 1.99% Money market investments 1.84%
Capital Group Central Cash Fund 0.07%[4,8]	16,863,002	1,686,300
Money market investments purchased with collateral from securities on loan 0.15%
Capital Group Central Cash Fund 0.07%[4,8,9]	550,353	55,035
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[8,9]	20,000,000	20,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[8,9]	20,000,000	20,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[8,9]	19,848,669	19,849
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[8,9]	6,600,000	6,600
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[8,9]	3,900,000	3,900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[8,9]	3,900,000	3,900
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[8,9]	3,900,000	3,900
		133,184
Total short-term securities (cost: $1,819,314,000)		1,819,484
Total investment securities 98.84% (cost: $45,897,699,000)		90,441,024
Other assets less liabilities 1.16%		1,065,891
Net assets 100.00%		$91,506,915
AMCAP Fund — Page 6 of 10

unaudited
Investments in affiliates4

	Value of affiliates at 3/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 11/30/2021 (000)	Dividend income (000)
Common stocks 2.62%
Information technology 0.38%
Vontier Corp.	$342,800	$1,064	$1,165	$863	$382	$343,944	$547
Health care 0.91%
Penumbra, Inc.[2]	580,618	—	23,540	4,071	(81,635)	479,514	—
Integra LifeSciences Holdings Corp.[2]	378,893	—	1,252	433	(24,670)	353,404	—
BioMarin Pharmaceutical, Inc.[2,10]	781,609	23,957	154,254	(11,805)	86,580	—	—
Haemonetics Corp.[2,10]	332,958	—	138,516	(103,392)	(68,838)	—	—
						832,918
Consumer discretionary 0.59%
TopBuild Corp.[2]	325,963	57,626	1,233	848	157,501	540,705	—
Burlington Stores, Inc.[2,10]	861,841	—	335,192	108,547	23,222	—	—
						540,705
Industrials 0.74%
Woodward, Inc.	461,060	—	1,621	921	(34,673)	425,687	1,963
Air Lease Corp., Class A	156,313	139,479	19,055	4,572	(24,549)	256,760	2,041
						682,447
Consumer staples 0.00%
Herbalife Nutrition, Ltd.[2,10]	318,161	—	98,140	(13,367)	(29,913)	—	—
Total common stocks						2,400,014
Short-term securities 1.91%
Money market investments 1.85%
Capital Group Central Cash Fund 0.07%[8]	2,941,038	5,782,992	7,037,481	118	(367)	1,686,300	1,431
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 0.07%[8,9]	—	55,035[11]				55,035	—[12]
Total short-term securities						1,741,335
Total 4.53%				$(8,191)	$3,040	$4,141,349	$5,982
AMCAP Fund — Page 7 of 10

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,675,009,000, which represented 6.20% of the net assets of the fund. This amount includes $5,511,241,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $187,614,000, which represented .21% of the net assets of the fund.
[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $66,304,000, which represented .07% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 11/30/2021.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Unaffiliated issuer at 11/30/2021.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Greeneden Topco S.C.A., Class P, convertible preferred shares	11/26/2021	$42,151	$42,151.05%
Greeneden Topco S.C.A., Class P2, convertible preferred shares	11/26/2021	10,538	10,538.01
Greeneden Topco S.C.A., Class P3, convertible preferred shares	11/26/2021	10,538	10,538.01
Greeneden Topco S.C.A., Class P4, convertible preferred shares	11/26/2021	10,538	10,538.01
Greeneden Topco S.C.A., Class P1, convertible preferred shares	11/26/2021	10,538	10,537.01
Stripe, Inc., Class B	5/6/2021	8,075	9,202.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	3,475	3,960.00
Total private placement securities		95,853	97,464.10%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
AMCAP Fund — Page 8 of 10

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
AMCAP Fund — Page 9 of 10

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$23,127,710	$2,321,322	$9,202	$25,458,234
Health care	16,472,027	162,695	—	16,634,722
Consumer discretionary	13,188,836	1,270,757	—	14,459,593
Communication services	13,024,799	375,192	—	13,399,991
Industrials	7,526,530	496,247	—	8,022,777
Financials	4,443,970	720,594	—	5,164,564
Energy	2,047,861	—	—	2,047,861
Consumer staples	1,258,915	205,365	—	1,464,280
Real estate	929,296	—	—	929,296
Materials	698,016	—	—	698,016
Utilities	228,571	25,373	—	253,944
Preferred securities	—	—	3,960	3,960
Convertible stocks	—	—	84,302	84,302
Short-term securities	1,819,484	—	—	1,819,484
Total	$84,766,015	$5,577,545	$97,464	$90,441,024
Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-002-0122O-S85368	AMCAP Fund — Page 10 of 10